Note 5 - Blanket Zimbabwe Indigenisation Transaction (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
				Balance of facilitation loan #
USD 000's	Shareholding	NCI Recognised	NCI subject to facilitation loan	Dec, 31, 2017	Dec, 31 2016
NIEEF	16%	3.2%	12.8%	11,879	11,990
Fremiro	15%	3.0%	12.0%	11,504	11,682
Community Trust	10%	10.0%	-	-	-
BETS	10%	- *	- *	7,669	7,788
	51%	16.2%	24.8%	31,052	31,460

Disclosure of facilitation loans [text block]
Balance at January 1, 2016	31,336
Interest accrued	1,359
Dividends used to repay loans	(1,235)
Balance at December 31, 2016	31,460
Interest accrued	1,136
Dividends used to repay loans	(1,544)
Balance at December 31, 2017	31,052

Disclosure of movement in dividend loan [text block]
Total

Balance at January 1, 2016	3,237
Interest accrued	133
Dividends used to repay advance dividends	(370)
Balance at December 31, 2016	3,000
Interest accrued	104
Dividends used to repay advance dividends	(500)
Balance at December 31, 2017	2,604